Summary of Significant Accounting Policies - Schedule of Consolidated Statements of Operations (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended					6 Months Ended	7 Months Ended	12 Months Ended
	Jul. 31, 2024	Jun. 30, 2024	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2024	Jul. 29, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Predecessor [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue		$ 228,673				$ 395,887		$ 725,375
Gross profit		80,619				136,467		202,951
Selling, general and administrative expenses								168,229
Provision (benefit) for income taxes		7,900				7,200	$ 3,243	3,243	$ 2,009	$ 3,408
Net income (loss)	$ (15,703)	(5,450)	$ (1,271)	$ (6,289)	$ 20,043	$ (6,721)	(15,703)		(6,289)	20,043
Total other comprehensive income (loss)		$ (3,260)	$ (9,578)				(18,004)		11,184	$ (25,168)
Predecesor [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue							521,484
Gross profit							112,382
Selling, general and administrative expenses							71,766
Provision (benefit) for income taxes							3,243
Net income (loss)							(15,703)
Foreign currency translation adjustments							(18,004)
Total other comprehensive income (loss)							(18,004)
Total comprehensive income (loss)							$ (33,707)
Basic income (loss) per Common Share (in Dollars per share)							$ (3.13)
Diluted income (loss) per Common Share (in Dollars per share)							$ (3.13)
Prior Presentation [Member] | Predecessor [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue							$ 521,484	797,415	891,247
Gross profit							112,382	130,911	158,810
Selling, general and administrative expenses							71,030	96,189	104,309
Provision (benefit) for income taxes							(8,946)
Net income (loss)							(2,778)
Foreign currency translation adjustments							(18,008)
Total other comprehensive income (loss)							(18,008)
Total comprehensive income (loss)							$ (20,786)
Basic income (loss) per Common Share (in Dollars per share)							$ (0.55)
Diluted income (loss) per Common Share (in Dollars per share)							$ (0.55)
Restatement [Member] | Predecessor [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue
Gross profit
Selling, general and administrative expenses							736
Provision (benefit) for income taxes							12,189
Net income (loss)							(12,925)
Foreign currency translation adjustments							4
Total other comprehensive income (loss)							4
Total comprehensive income (loss)							$ (12,921)
Basic income (loss) per Common Share (in Dollars per share)							$ (2.58)
Diluted income (loss) per Common Share (in Dollars per share)							$ (2.58)
Presentation Adjustment [Member] | Predecessor [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue							$ (49,603)	(72,040)
Gross profit							49,603	72,040
Selling, general and administrative expenses							49,603	$ 72,040
Provision (benefit) for income taxes
Foreign currency translation adjustments
Total other comprehensive income (loss)
Total comprehensive income (loss)
Basic income (loss) per Common Share (in Dollars per share)
Diluted income (loss) per Common Share (in Dollars per share)
As Restated and Adjusted [Member] | Predecessor [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue							$ 471,881		(80,713)
Gross profit							161,985		80,713
Selling, general and administrative expenses							121,369		80,713
Provision (benefit) for income taxes							3,243
Net income (loss)							(15,703)
Foreign currency translation adjustments							(18,004)
Total other comprehensive income (loss)							(18,004)
Total comprehensive income (loss)							$ (33,707)
Basic income (loss) per Common Share (in Dollars per share)							$ (3.13)
Diluted income (loss) per Common Share (in Dollars per share)							$ (3.13)
As Reported [Member] | Predecessor [Member]
Schedule of Consolidated Statements of Operations [Line Items]
Cost of revenue									810,534
Gross profit									239,523
Selling, general and administrative expenses									$ 185,022